EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Computation of basic and diluted gain (loss) per share
Net income attributable to Canadian Solar Inc. - basic (in dollars)	$ 99,572	$ 65,249	$ 171,861
Dilutive effect of interest expense of convertible notes	4,649		5,275
Net income attributable to Canadian Solar Inc. - diluted	$ 104,221	$ 65,249	$ 177,136
Denominator for basic calculation - weighted average number of common shares - basic	58,167,004	57,524,349	55,728,903
Diluted effects of share number from share options and RSUs	547,821	534,714	1,343,162
Diluted effects of share number from warrants			20,658
Dilutive effects of share number from convertible notes	2,833,333		3,333,333
Denominator for diluted calculation - weighted average number of common shares - diluted	61,548,158	58,059,063	60,426,056
Basic earnings per share (in dollars per share)	$ 1.71	$ 1.13	$ 3.08
Diluted earnings per share (in dollars per share)	$ 1.69	$ 1.12	$ 2.93
Share options and RSUs
Computation of basic and diluted gain (loss) per share
Anti-dilutive shares excluded from the computation of diluted earnings per share, total	372,743	476,043	115,017